T. ROWE PRICE Emerging Markets Local Currency Bond Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.6%
Government Bonds 0.6%
Republic of Angola, 9.50%, 11/12/25 (USD)  2,305,000 2,292
Total Angola (Cost
$2,369
)
2,292
BAHAMAS 0.1%
Government Bonds 0.1%
Commonwealth of Bahamas, 5.75%, 1/16/24 (USD)  470,000 446
Total Bahamas (Cost
$463
)
446
BRAZIL 7.9%
Corporate Bonds 0.3%
Sitios Latinoamerica, 5.375%, 4/4/32 (USD) (1) 1,430,000 1,279
1,279
Government Bonds 7.6%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/25  20,285,000 3,881
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  50,625,000 9,380
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  74,730,000 12,916
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/33  11,090,000 1,866
28,043
Total Brazil (Cost
$28,396
)
29,322
CHILE 1.2%
Government Bonds 1.2%
Bonos de la Tesoreria de la Republica, Inflation-Indexed, 1.90%,
9/1/30  1,814,290,830 2,315
Bonos de la Tesoreria de la Republica en pesos, 7.00%,
5/1/34 (1) 1,330,000,000 1,939
Total Chile (Cost
$3,942
)
4,254
CHINA 3.3%
Corporate Bonds 0.2%
Agile Group Holdings, 5.75%, 1/2/25 (USD)  540,000 296
Longfor Group Holdings, 3.375%, 4/13/27 (USD)  300,000 246
Times China Holdings, 6.75%, 7/8/25 (USD) (2)(3) 1,000,000 156
698
Government Bonds 3.1%
China Development Bank, Series 1904, 3.68%, 2/26/26  5,900,000 882

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
People's Republic of China, Series INBK, 3.01%, 5/13/28  25,000,000 3,693
People's Republic of China, Series INBK, 3.81%, 9/14/50  7,350,000 1,181
People's Republic of China, Series 1915, 3.13%, 11/21/29  39,100,000 5,814
11,570
Total China (Cost
$13,381
)
12,268
COLOMBIA 5.1%
Corporate Bonds 0.3%
Empresas Publicas de Medellin, 7.625%, 9/10/24 (1) 1,862,000,000 361
Empresas Publicas de Medellin, 7.625%, 9/10/24  4,371,000,000 847
1,208
Government Bonds 4.7%
Republic of Colombia, Series B, 6.00%, 4/28/28  43,473,800,000 7,489
Republic of Colombia, Series B, 7.00%, 3/26/31  8,497,000,000 1,405
Republic of Colombia, Series B, 7.00%, 6/30/32  13,800,000,000 2,198
Republic of Colombia, Series B, 7.25%, 10/18/34  20,901,300,000 3,225
Republic of Colombia, Series B, 13.25%, 2/9/33  161,600,000 38
Republic of Colombia, Series G, 7.00%, 3/26/31  19,383,400,000 3,204
17,559
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $197 (USD) (3)(4) † 207
207
Total Colombia (Cost
$24,502
)
18,974
CZECH REPUBLIC 2.3%
Government Bonds 2.3%
Czech Republic, Series 49, 4.20%, 12/4/36  45,000,000 1,996
Czech Republic, Series 78, 2.50%, 8/25/28  109,590,000 4,525
Czech Republic, Series 103, 2.00%, 10/13/33  50,170,000 1,825
Total Czech Republic (Cost
$7,466
)
8,346
DOMINICAN REPUBLIC 0.4%
Government Bonds 0.4%
Dominican Republic, 9.75%, 6/5/26 (1) 48,250,000 863
Dominican Republic, 13.625%, 2/3/33 (1) 32,350,000 672
Total Dominican Republic (Cost
$1,392
)
1,535

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
EGYPT 0.5%
Government Bonds 0.5%
Arab Republic of Egypt, Series 5YR, 14.369%, 10/20/25  28,100,000 750
Arab Republic of Egypt, Series 5YR, 15.90%, 7/2/24  38,000,000 1,141
Total Egypt (Cost
$3,975
)
1,891
HUNGARY 2.8%
Government Bonds 2.8%
Republic of Hungary, Series 25/B, 5.50%, 6/24/25  609,120,000 1,538
Republic of Hungary, Series 28/B, 4.50%, 3/23/28  1,185,660,000 2,752
Republic of Hungary, Series 31/A, 3.25%, 10/22/31  832,000,000 1,638
Republic of Hungary, Series 32/G, 4.50%, 5/27/32  1,159,000,000 2,483
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  967,000,000 1,656
Republic of Hungary, Series 38/A, 3.00%, 10/27/38  217,910,000 346
Total Hungary (Cost
$12,077
)
10,413
INDIA 2.7%
Corporate Bonds 0.4%
HDFC Bank, 8.10%, 3/22/25  130,000,000 1,570
1,570
Government Bonds 2.3%
Republic of India, 6.79%, 12/26/29  430,430,000 5,123
Republic of India, 7.26%, 8/22/32  285,000,000 3,467
8,590
Total India (Cost
$10,668
)
10,160
INDONESIA 9.9%
Corporate Bonds 1.3%
Standard Chartered Bank, Series emtN, CLN (Reference:
Republic of Indonesia), 9.00%, 3/20/29 (1) 63,100,000,000 4,718
4,718
Government Bonds 8.6%
Republic of Indonesia, Series FR65, 6.625%, 5/15/33  14,280,000,000 937
Republic of Indonesia, Series FR72, 8.25%, 5/15/36  77,804,000,000 5,737
Republic of Indonesia, Series FR73, 8.75%, 5/15/31  119,457,000,000 8,963
Republic of Indonesia, Series FR78, 8.25%, 5/15/29  22,100,000,000 1,607
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  27,300,000,000 1,863
Republic of Indonesia, Series FR83, 7.50%, 4/15/40  37,272,000,000 2,594
Republic of Indonesia, Series FR90, 5.125%, 4/15/27  86,200,000,000 5,515

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  69,039,000,000 4,512
31,728
Total Indonesia (Cost
$36,137
)
36,446
IVORY COAST 0.4%
Government Bonds 0.4%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  1,665,000 1,488
Total Ivory Coast (Cost
$1,442
)
1,488
MALAYSIA 6.7%
Government Bonds 6.7%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  16,045,000 3,425
Government of Malaysia, Series 0311, 4.392%, 4/15/26  3,650,000 849
Government of Malaysia, Series 0322, 4.504%, 4/30/29  14,730,000 3,456
Government of Malaysia, Series 0411, 4.232%, 6/30/31  35,969,000 8,325
Government of Malaysia, Series 0519, 3.757%, 5/22/40  29,575,000 6,313
Government of Malaysia, Series 0713, 4.935%, 9/30/43  9,040,000 2,217
Total Malaysia (Cost
$24,671
)
24,585
MEXICO 10.6%
Government Bonds 10.6%
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  1,805,000 1,642
Petroleos Mexicanos, Series 14-2, 7.47%, 11/12/26  12,010,000 574
Republic of Mexico, 6.35%, 2/9/35 (USD)  550,000 586
United Mexican States, Series M, 7.75%, 5/29/31  147,535,000 7,687
United Mexican States, Series M, 8.00%, 7/31/53  29,430,000 1,448
United Mexican States, Series M 20, 7.50%, 6/3/27  140,981,800 7,423
United Mexican States, Series M 20, 8.50%, 5/31/29  130,115,000 7,111
United Mexican States, Series M 30, 8.50%, 11/18/38  238,360,000 12,638
Total Mexico (Cost
$36,968
)
39,109
MOROCCO 0.4%
Government Bonds 0.4%
Kingdom of Morocco, 5.95%, 3/8/28 (USD) (1) 1,450,000 1,489
Total Morocco (Cost
$1,434
)
1,489

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
NORTH MACEDONIA 0.4%
Government Bonds 0.4%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 1,420,000 1,549
Total North Macedonia (Cost
$1,502
)
1,549
PANAMA 0.2%
Government Bonds 0.2%
Republic of Panama, 8.875%, 9/30/27 (USD)  720,000 838
Total Panama (Cost
$839
)
838
PERU 3.8%
Government Bonds 3.8%
Republic of Peru, 6.15%, 8/12/32  13,534,000 3,290
Republic of Peru, 6.35%, 8/12/28 (1) 14,869,000 3,856
Republic of Peru, 6.35%, 8/12/28  16,700,000 4,331
Republic of Peru, 6.90%, 8/12/37  924,000 230
Republic of Peru, 8.20%, 8/12/26  7,900,000 2,200
Total Peru (Cost
$15,350
)
13,907
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, Series 25-6, 9.25%, 11/5/34  14,060,000 323
Total Philippines (Cost
$285
)
323
POLAND 2.8%
Government Bonds 2.8%
Republic of Poland, Series 0727, 2.50%, 7/25/27  34,200,000 6,899
Republic of Poland, Series 1029, 2.75%, 10/25/29  10,037,000 1,932
Republic of Poland, Series 1033, 6.00%, 10/25/33  6,471,000 1,507
Total Poland (Cost
$9,437
)
10,338
ROMANIA 4.5%
Government Bonds 4.5%
Republic of Romania, Series 10Y, 5.00%, 2/12/29  45,920,000 8,982
Republic of Romania, Series 15YR, 5.80%, 7/26/27  12,100,000 2,515
Republic of Romania, Series 5Y, 4.25%, 4/28/36  14,915,000 2,399
Republic of Romania, Series 8Y, 4.15%, 1/26/28  14,760,000 2,842
Total Romania (Cost
$15,501
)
16,738

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SENEGAL 0.5%
Government Bonds 0.5%
Republic of Senegal, 6.25%, 5/23/33 (USD)  2,163,000 1,726
Total Senegal (Cost
$2,008
)
1,726
SERBIA 0.4%
Government Bonds 0.4%
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  185,990,000 1,464
Total Serbia (Cost
$1,949
)
1,464
SOUTH AFRICA 9.2%
Government Bonds 9.2%
Republic of South Africa, Series R186, 10.50%, 12/21/26  109,800,000 6,566
Republic of South Africa, Series 2032, 8.25%, 3/31/32  176,028,000 8,631
Republic of South Africa, Series 2035, 8.875%, 2/28/35  176,624,000 8,514
Republic of South Africa, Series 2044, 8.75%, 1/31/44  99,090,000 4,316
Republic of South Africa, Series 2048, 8.75%, 2/28/48  141,124,000 6,102
Total South Africa (Cost
$37,530
)
34,129
SOUTH KOREA 0.2%
Corporate Bonds 0.2%
POSCO, 5.625%, 1/17/26 (USD) (1) 660,000 668
Total South Korea (Cost
$656
)
668
SUPRANATIONAL 1.4%
Government Bonds 1.4%
European Bank for Reconstruction & Development, Series
GMTN, 5.60%, 1/30/25 (IDR)  40,230,000,000 2,648
International Bank for Reconstruction & Development, Series
GDIF, 4.60%, 2/9/26 (IDR)  22,000,000,000 1,417
International Bank for Reconstruction & Development, Series
GMTN, 4.90%, 2/12/26 (INR)  90,700,000 1,046
Total Supranational (Cost
$5,611
)
5,111
THAILAND 6.4%
Government Bonds 6.4%
Kingdom of Thailand, 1.585%, 12/17/35  339,965,000 8,876
Kingdom of Thailand, 2.00%, 6/17/42  9,500,000 244

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Thailand, 3.40%, 6/17/36  58,213,000 1,846
Kingdom of Thailand, 3.65%, 6/20/31  120,030,000 3,871
Kingdom of Thailand, 3.775%, 6/25/32  194,525,000 6,383
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  90,619,533 2,572
Total Thailand (Cost
$24,907
)
23,792
TURKEY 0.3%
Government Bonds 0.3%
Republic of Turkey, 9.875%, 1/15/28 (USD)  1,030,000 1,075
Total Turkey (Cost
$1,076
)
1,075
UKRAINE 0.8%
Government Bonds 0.8%
Government of Ukraine, 11.67%, 11/22/23  130,100,000 3,048
Total Ukraine (Cost
$4,944
)
3,048
UNITED STATES 2.2%
U.S. Treasury Obligations 2.2%
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  8,460,798 8,076
Total United States (Cost
$7,936
)
8,076
URUGUAY 1.4%
Government Bonds 1.4%
Republic of Uruguay, 8.25%, 5/21/31  106,300,000 2,433
Republic of Uruguay, 8.50%, 3/15/28 (1) 115,100,000 2,759
Total Uruguay (Cost
$5,261
)
5,192
SHORT-TERM INVESTMENTS 5.4%
Money Market Funds 4.8%
T. Rowe Price Government Reserve Fund, 4.82% (5)(6) 17,673,716 17,674
17,674
U.S. Treasury Obligations 0.6%
U.S. Treasury Bills, 4.434%, 4/4/23  375,000 375
U.S. Treasury Bills, 4.597%, 6/22/23  1,000,000 990
U.S. Treasury Bills, 4.854%, 8/10/23 (7) 920,000 904
2,269
Total Short-Term Investments (Cost $19,943) 19,943

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / EUR
Call, 4/4/23 @
EUR1.07 (3) 2 5,620 —
Bank of America
USD / JPY
Put, 4/13/23 @
JPY128.00 (3) 1 3,700 4
BNP Paribas
EUR / CZK
Put, 5/19/23 @
CZK23.75 (3) 1 3,365 45
Citibank
USD / MXN
Put, 4/19/23 @
MXN18.45 (3) 1 3,680 93
Deutsche Bank
USD / EUR
Call, 4/20/23 @
EUR1.07 (3) 1 2,740 5
Deutsche Bank
USD / MXN
Put, 4/19/23 @
MXN18.45 (3) 1 3,680 92
Goldman Sachs
USD / KRW
Put, 4/5/23 @
KRW1,285.00 (3) 1 3,710 3
HSBC Bank
USD / JPY
Put, 4/13/23 @
JPY128.00 (3) 1 3,700 4
HSBC Bank
USD / KRW
Put, 4/5/23 @
KRW1,285.00 (3) 1 5,500 4
Total Options Purchased (Cost $268) 250
Total Investments in Securities 95.0%
(Cost $364,286) $ 351,185
Other Assets Less Liabilities 5.0% 18,617
Net Assets 100.0% $ 369,802
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$20,153 and represents 5.4% of net assets.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

.
.
.
.
.
.
.
.
.
.
(2) Security is in default or has failed to make a scheduled interest and/or principal payment.
(3) Non-income producing
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$207 and represents 0.1% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
(7) At March 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M HUF BUBOR Six month HUF BUBOR (Budapest interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CHF Swiss Franc
CLN Credit-Linked Note
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstan Tenge
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
SGD Singapore Dollar

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

.
.
.
.
.
.
.
.
.
.
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
UYU Uruguayan Peso
ZAR South African Rand

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Interest Rate Swaps 0.0%
Brazil 0.0%
Barclays Bank, 2 Year Interest Rate Swap,
Receive Fixed 12.635% at Maturity, Pay
Variable 13.65%, (BRL CDI) at Maturity,
1/2/25 11,000 15 — 15
Goldman Sachs, 2 Year Interest Rate
Swap, Receive Fixed 13.310% at Maturity,
Pay Variable 13.65%, (BRL CDI) at
Maturity, 1/2/25 30,000 97 — 97
Goldman Sachs, 3 Year Interest Rate
Swap, Receive Fixed 10.840% at Maturity,
Pay Variable 13.65%, (BRL CDI) at
Maturity, 7/1/24 11,000 (72) — (72)
Morgan Stanley, 5 Year Interest Rate
Swap, Receive Fixed 12.170% at Maturity,
Pay Variable 13.65%, (BRL CDI) at
Maturity, 1/4/27 11,510 (4) — (4)
Total Brazil — 36
Total Bilateral Interest Rate Swaps — 36
Total Bilateral Swaps — 36
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought 0.0%
Brazil 0.0%
Protection Bought (Relevant Credit:
Republic of Brazil), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/27
(USD) 850 26 55 (29)
Protection Bought (Relevant Credit:
Republic of Brazil), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/27
(USD) 880 38 68 (30)
Total Brazil (59)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
United States 0.0%
Protection Bought (Relevant Credit: Markit
CDX.EM-S38, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 2,755 136 179 (43)
Total United States (43)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (102)
Interest Rate Swaps (0.0)%
China (0.0)%
5 Year Interest Rate Swap, Receive Fixed
2.510% Quarterly, Pay Variable 3.100% (7
Day Interbank Repo) Quarterly, 6/24/27 6,000 (8) — (8)
5 Year Interest Rate Swap, Receive Fixed
2.710% Quarterly, Pay Variable 2.850% (7
Day Interbank Repo) Quarterly, 12/27/27 27,200 (13) — (13)
5 Year Interest Rate Swap, Receive Fixed
2.765% Quarterly, Pay Variable 3.100% (7
Day Interbank Repo) Quarterly, 12/16/27 41,200 (3) 1 (4)
5 Year Interest Rate Swap, Receive Fixed
2.790% Quarterly, Pay Variable 3.100% (7
Day Interbank Repo) Quarterly, 12/9/27 4,300 — — —
Total China (25)
Hungary (0.0)%
5 Year Interest Rate Swap, Receive Fixed
6.309% Annually, Pay Variable 16.000%
(6M HUF BUBOR) Semi-Annually, 3/18/27 320,000 (114) — (114)
5 Year Interest Rate Swap, Receive Fixed
9.584% Annually, Pay Variable 15.600%
(6M HUF BUBOR) Semi-Annually, 7/27/27 440,000 32 — 32
Total Hungary (82)
Mexico (0.1)%
5 Year Interest Rate Swap, Pay Fixed
8.850% 28 Days, Receive Variable
11.337% (MXIBTIIE) 28 Days, 7/1/27 61,000 (14) — (14)
5 Year Interest Rate Swap, Receive Fixed
6.540% 28 Days, Pay Variable 11.399%
(MXIBTIIE) 28 Days, 12/3/24 27,500 (92) — (92)
5 Year Interest Rate Swap, Receive Fixed
6.575% 28 Days, Pay Variable 11.415%
(MXIBTIIE) 28 Days, 9/13/24 56,500 (175) 1 (176)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
7 Year Interest Rate Swap, Receive Fixed
8.530% 28 Days, Pay Variable 11.415%
(MXIBTIIE) 28 Days, 3/21/30 30,000 9 — 9
Total Mexico (273)
Poland 0.1%
5 Year Interest Rate Swap, Receive Fixed
6.530% Annually, Pay Variable 7.110% (6M
PLN WIBOR) Semi-Annually, 7/7/27 7,100 109 — 109
Total Poland 109
Total Centrally Cleared Interest Rate Swaps (271)
Zero-Coupon Inflation Swaps (0.0)%
United States (0.0)%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.349% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/24/28 1,010 12 — 12
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.608% at Maturity, Receive Variable
(Change in CPI) at Maturity, 2/17/28 960 1 — 1
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.915% at Maturity, Receive Variable
(Change in CPI) at Maturity, 11/9/27 2,280 (27) — (27)
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.536% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/24/33 1,800 8 — 8
Total United States (6)
Total Centrally Cleared Zero-Coupon Inflation Swaps (6)
Total Centrally Cleared Swaps (379)
Net payments (receipts) of variation margin to date 345
Variation margin receivable (payable) on centrally cleared swaps $ (34)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/6/23 INR 741,785 USD 9,006 $ 18
Bank of America 4/6/23 USD 1,642 IDR 24,477,827 9
Bank of America 4/6/23 USD 995 IDR 15,250,242 (23)
Bank of America 4/6/23 USD 349 INR 28,667 —
Bank of America 4/7/23 KZT 1,788,805 USD 3,796 114
Bank of America 4/7/23 KZT 417,814 USD 938 (25)
Bank of America 4/7/23 TWD 165,985 USD 5,480 (29)
Bank of America 4/7/23 USD 2,113 KZT 963,231 8
Bank of America 4/7/23 USD 5,456 TWD 165,985 5
Bank of America 4/13/23 RON 7,107 USD 1,535 22
Bank of America 4/13/23 USD 851 RON 3,930 (10)
Bank of America 4/14/23 CNH 8,234 USD 1,198 1
Bank of America 4/14/23 CZK 14,338 USD 645 17
Bank of America 4/14/23 HUF 589,819 USD 1,613 63
Bank of America 4/14/23 USD 1,743 CZK 38,751 (47)
Bank of America 4/14/23 USD 1,787 HUF 653,107 (69)
Bank of America 4/14/23 ZAR 22,141 USD 1,297 (55)
Bank of America 4/21/23 USD 3,718 CHF 3,419 (27)
Bank of America 5/5/23 CLP 1,669,806 USD 2,079 13
Bank of America 5/5/23 USD 1,755 CLP 1,463,727 (79)
Bank of America 5/12/23 PLN 8,190 USD 1,848 45
Bank of America 5/12/23 USD 944 TRY 19,095 10
Bank of America 5/19/23 EUR 1,665 USD 1,770 41
Bank of America 5/19/23 GBP 1,547 USD 1,903 7
Bank of America 6/9/23 USD 2,266 COP 11,026,712 (68)
Bank of America 7/7/23 KRW 4,700,700 USD 3,638 (19)
Bank of America 7/7/23 USD 7,050 INR 582,992 (10)
Bank of America 7/7/23 USD 5,551 TWD 165,985 56
Barclays Bank 4/6/23 IDR 34,881,649 USD 2,313 14
Barclays Bank 4/6/23 USD 1,230 IDR 18,806,469 (25)
Barclays Bank 4/13/23 RON 2,296 USD 499 4
Barclays Bank 4/13/23 USD 1,498 RON 6,914 (17)
Barclays Bank 4/14/23 USD 2,352 ZAR 40,226 96
Barclays Bank 4/14/23 USD 5,026 ZAR 91,366 (99)
Barclays Bank 4/14/23 ZAR 46,590 USD 2,602 12
Barclays Bank 4/20/23 USD 1,792 ILS 6,496 (15)
Barclays Bank 5/12/23 TRY 35,938 USD 1,805 (46)
Barclays Bank 5/12/23 USD 921 PLN 4,149 (37)
Barclays Bank 5/19/23 EUR 1,862 USD 1,997 28
Barclays Bank 6/9/23 USD 1,858 PHP 102,106 (22)
Barclays Bank 6/16/23 USD 488 SGD 659 (9)
BNP Paribas 4/5/23 USD 5,156 PEN 19,565 (41)
BNP Paribas 4/7/23 USD 908 KZT 411,705 8

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 4/12/23 EGP 27,584 USD 920 $ (45)
BNP Paribas 4/13/23 USD 1,442 RON 6,669 (19)
BNP Paribas 4/14/23 USD 1,295 MXN 23,457 (3)
BNP Paribas 4/21/23 JPY 131,236 USD 1,031 (39)
BNP Paribas 5/12/23 PLN 2,851 USD 642 17
BNP Paribas 5/19/23 USD 7,052 EUR 6,567 (90)
BNP Paribas 6/2/23 BRL 7,463 USD 1,424 32
BNP Paribas 6/2/23 USD 1,285 BRL 6,836 (48)
BNP Paribas 6/9/23 THB 55,175 USD 1,619 6
BNP Paribas 6/9/23 USD 1,011 COP 4,859,537 (18)
BNP Paribas 7/7/23 IDR 10,810,381 USD 722 —
BNY Mellon 4/14/23 HUF 1,098,859 USD 2,938 184
BNY Mellon 4/14/23 ZAR 31,925 USD 1,788 3
Canadian Imperial Bank
of Commerce 5/19/23 GBP 1,612 USD 1,971 20
Citibank 4/5/23 PEN 21,005 USD 5,594 (14)
Citibank 4/5/23 USD 3,997 PEN 15,207 (43)
Citibank 4/6/23 USD 5,896 INR 484,396 4
Citibank 4/12/23 EGP 20,964 USD 679 (13)
Citibank 4/12/23 USD 1,198 EGP 37,246 15
Citibank 4/12/23 USD 358 EGP 11,302 (1)
Citibank 4/14/23 HUF 1,001,175 USD 2,740 104
Citibank 4/14/23 USD 909 MXN 16,898 (26)
Citibank 4/20/23 USD 7,318 ILS 25,237 297
Citibank 4/21/23 JPY 286,167 USD 2,264 (101)
Citibank 5/12/23 RSD 61,818 USD 561 11
Citibank 6/2/23 BRL 11,585 USD 2,230 29
Citibank 6/9/23 COP 6,422,502 USD 1,331 28
Citibank 7/7/23 USD 5,561 PEN 21,005 14
Citibank 7/12/23 EGP 37,246 USD 1,090 (22)
Citibank 8/18/23 TRY 26,665 USD 1,236 (87)
Deutsche Bank 4/6/23 IDR 9,241,723 USD 609 7
Deutsche Bank 4/6/23 USD 1,910 IDR 29,379,881 (50)
Deutsche Bank 4/13/23 USD 1,859 RON 8,574 (20)
Deutsche Bank 4/14/23 CZK 45,006 USD 2,013 66
Deutsche Bank 4/20/23 ILS 6,165 USD 1,815 (99)
Deutsche Bank 4/21/23 JPY 108,192 USD 848 (31)
Deutsche Bank 5/12/23 USD 1,470 PLN 6,522 (37)
Deutsche Bank 6/9/23 MYR 16,093 USD 3,651 18
Deutsche Bank 6/9/23 THB 361,057 USD 10,470 165
Goldman Sachs 4/6/23 IDR 37,264,104 USD 2,449 37
Goldman Sachs 4/6/23 USD 2,075 INR 172,283 (21)
Goldman Sachs 4/7/23 TWD 582,245 USD 19,242 (121)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 4/7/23 USD 17,371 TWD 525,262 $ 121
Goldman Sachs 4/7/23 USD 1,867 TWD 56,983 (5)
Goldman Sachs 4/14/23 CZK 263,638 USD 11,605 569
Goldman Sachs 4/14/23 HUF 300,811 USD 847 8
Goldman Sachs 4/14/23 MXN 104,539 USD 5,705 80
Goldman Sachs 4/14/23 USD 1,915 CZK 42,264 (37)
Goldman Sachs 4/14/23 USD 3,574 MXN 65,179 (34)
Goldman Sachs 4/14/23 USD 376 ZAR 6,861 (9)
Goldman Sachs 4/21/23 USD 1,267 JPY 167,425 2
Goldman Sachs 5/5/23 CLP 462,019 USD 561 18
Goldman Sachs 5/19/23 USD 371 EUR 341 1
Goldman Sachs 6/2/23 BRL 39,183 USD 7,387 255
Goldman Sachs 6/2/23 USD 1,852 BRL 9,630 (26)
Goldman Sachs 6/9/23 THB 345,690 USD 10,011 171
Goldman Sachs 6/9/23 USD 3,928 THB 133,531 (5)
Goldman Sachs 7/7/23 USD 5,429 TWD 162,398 52
HSBC Bank 4/6/23 IDR 22,546,237 USD 1,495 9
HSBC Bank 4/6/23 INR 227,512 USD 2,770 (2)
HSBC Bank 4/6/23 USD 533 IDR 7,986,886 —
HSBC Bank 4/6/23 USD 562 INR 46,110 1
HSBC Bank 4/7/23 TWD 62,101 USD 2,041 (2)
HSBC Bank 4/7/23 USD 2,061 TWD 62,101 21
HSBC Bank 4/14/23 CNH 12,762 USD 1,868 (9)
HSBC Bank 4/14/23 MXN 58,551 USD 3,126 115
HSBC Bank 4/14/23 USD 1,396 MXN 26,655 (79)
HSBC Bank 4/20/23 USD 1,833 ILS 6,509 22
HSBC Bank 5/19/23 USD 1,120 EUR 1,041 (12)
HSBC Bank 6/2/23 BRL 26,711 USD 5,091 118
HSBC Bank 6/2/23 USD 658 BRL 3,496 (24)
HSBC Bank 6/9/23 MYR 15,632 USD 3,508 56
HSBC Bank 6/9/23 USD 1,932 MYR 8,597 (28)
HSBC Bank 6/9/23 USD 1,917 PHP 105,350 (22)
HSBC Bank 6/9/23 USD 1,206 UYU 48,009 (21)
HSBC Bank 6/16/23 USD 1,346 SGD 1,815 (21)
HSBC Bank 7/7/23 USD 1,493 IDR 22,546,237 (12)
HSBC Bank 8/18/23 TRY 20,500 USD 956 (72)
JPMorgan Chase 4/5/23 PEN 1,752 USD 454 12
JPMorgan Chase 4/6/23 USD 1,172 IDR 17,929,329 (25)
JPMorgan Chase 4/6/23 USD 2,108 INR 173,500 (2)
JPMorgan Chase 4/7/23 TWD 35,705 USD 1,174 (1)
JPMorgan Chase 4/7/23 USD 288 TWD 8,757 —
JPMorgan Chase 4/7/23 USD 877 TWD 26,948 (8)
JPMorgan Chase 4/13/23 RON 6,860 USD 1,499 4

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 4/13/23 RON 4,808 USD 1,058 $ (4)
JPMorgan Chase 4/13/23 USD 1,856 RON 8,432 9
JPMorgan Chase 4/13/23 USD 2,489 RON 11,409 (11)
JPMorgan Chase 4/14/23 CNH 29,804 USD 4,325 16
JPMorgan Chase 4/14/23 CNH 5,361 USD 799 (18)
JPMorgan Chase 4/14/23 CZK 88,999 USD 4,039 71
JPMorgan Chase 4/14/23 CZK 86,709 USD 4,005 (1)
JPMorgan Chase 4/14/23 HUF 936,267 USD 2,531 129
JPMorgan Chase 4/14/23 MXN 56,966 USD 3,021 132
JPMorgan Chase 4/14/23 USD 2,468 CNH 16,926 2
JPMorgan Chase 4/14/23 USD 812 CZK 17,565 1
JPMorgan Chase 4/14/23 USD 2,137 CZK 47,122 (38)
JPMorgan Chase 4/14/23 USD 406 HUF 148,712 (16)
JPMorgan Chase 4/14/23 USD 5,862 MXN 111,664 (318)
JPMorgan Chase 4/14/23 USD 1,459 ZAR 25,521 27
JPMorgan Chase 4/14/23 USD 5,062 ZAR 92,607 (133)
JPMorgan Chase 4/14/23 ZAR 23,595 USD 1,273 50
JPMorgan Chase 4/14/23 ZAR 38,327 USD 2,198 (48)
JPMorgan Chase 4/20/23 ILS 14,644 USD 4,006 68
JPMorgan Chase 4/20/23 ILS 6,017 USD 1,727 (53)
JPMorgan Chase 4/21/23 USD 4,276 JPY 553,383 94
JPMorgan Chase 5/12/23 PLN 1,226 USD 276 7
JPMorgan Chase 5/12/23 TRY 16,957 USD 864 (34)
JPMorgan Chase 5/12/23 USD 955 PLN 4,126 2
JPMorgan Chase 5/12/23 USD 447 PLN 1,953 (5)
JPMorgan Chase 5/12/23 USD 968 RSD 105,696 (9)
JPMorgan Chase 5/12/23 USD 499 TRY 9,986 10
JPMorgan Chase 5/19/23 USD 1,436 EUR 1,316 4
JPMorgan Chase 5/19/23 USD 1,947 GBP 1,641 (79)
JPMorgan Chase 6/9/23 USD 1,860 THB 63,676 (16)
JPMorgan Chase 6/16/23 SGD 2,474 USD 1,839 25
Morgan Stanley 4/5/23 PEN 12,015 USD 3,071 121
Morgan Stanley 4/14/23 MXN 108,373 USD 5,654 343
Morgan Stanley 4/14/23 USD 526 MXN 9,499 —
Morgan Stanley 4/14/23 USD 1,448 MXN 27,763 (89)
Morgan Stanley 4/14/23 USD 1,936 ZAR 33,110 79
Morgan Stanley 4/14/23 USD 1,887 ZAR 33,761 (7)
Morgan Stanley 4/14/23 ZAR 102,325 USD 5,662 78
Morgan Stanley 4/20/23 ILS 8,080 USD 2,277 (29)
Morgan Stanley 4/21/23 JPY 257,365 USD 1,925 20
Morgan Stanley 4/21/23 USD 1,797 CHF 1,665 (27)
Morgan Stanley 5/12/23 PLN 12,012 USD 2,679 97
Morgan Stanley 6/2/23 BRL 8,071 USD 1,510 64

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 6/9/23 COP 2,583,245 USD 521 $ 26
Morgan Stanley 6/9/23 USD 1,534 COP 7,232,696 3
Morgan Stanley 7/14/23 MXN 9,499 USD 517 —
NatWest 4/14/23 ZAR 18,472 USD 1,003 33
RBC Dominion Securities 4/14/23 USD 1,082 MXN 19,657 (6)
RBC Dominion Securities 4/14/23 ZAR 17,889 USD 986 18
RBC Dominion Securities 4/14/23 ZAR 11,378 USD 663 (25)
RBC Dominion Securities 5/19/23 EUR 1,728 USD 1,851 29
Standard Chartered 4/6/23 IDR 80,230,625 USD 5,182 170
Standard Chartered 4/6/23 USD 1,029 INR 84,447 2
Standard Chartered 4/14/23 USD 402 HUF 153,028 (33)
Standard Chartered 5/5/23 USD 186 CLP 153,007 (6)
Standard Chartered 6/9/23 MYR 53,917 USD 12,120 172
Standard Chartered 6/9/23 USD 650 COP 3,166,794 (21)
State Street 4/6/23 INR 20,107 USD 244 —
State Street 4/14/23 CNH 163,861 USD 24,275 (408)
State Street 4/14/23 USD 407 HUF 155,802 (36)
State Street 5/19/23 USD 1,488 EUR 1,406 (41)
State Street 5/19/23 USD 3,593 GBP 2,992 (102)
UBS Investment Bank 4/6/23 USD 4,620 IDR 70,333,704 (72)
UBS Investment Bank 4/13/23 RON 13,866 USD 3,034 4
UBS Investment Bank 4/13/23 USD 1,837 RON 8,315 15
UBS Investment Bank 4/14/23 CNH 6,265 USD 938 (25)
UBS Investment Bank 4/14/23 MXN 34,099 USD 1,877 10
UBS Investment Bank 4/14/23 USD 794 HUF 309,278 (85)
UBS Investment Bank 4/20/23 ILS 3,336 USD 921 7
UBS Investment Bank 4/21/23 JPY 79,941 USD 629 (25)
UBS Investment Bank 5/5/23 CLP 1,597,370 USD 1,990 12
UBS Investment Bank 5/12/23 PLN 55,588 USD 12,616 229
UBS Investment Bank 6/9/23 COP 2,563,179 USD 543 —
Wells Fargo 4/14/23 USD 2,220 MXN 41,570 (81)
Wells Fargo 4/14/23 ZAR 31,240 USD 1,727 26
Wells Fargo 6/9/23 COP 2,641,379 USD 565 (5)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 1,406

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 108 Euro BOBL contracts 6/23 (13,807) $ (206)
Short, 46 Mini ten year JGB contracts 6/23 (5,121) (65)
Short, 25 U.S. Treasury Long Bond contracts 6/23 (3,279) (135)
Short, 60 U.S. Treasury Notes five year contracts 6/23 (6,570) (21)
Short, 21 Ultra U.S. Treasury Notes ten year contracts 6/23 (2,544) 7
Net payments (receipts) of variation margin to date 348
Variation margin receivable (payable) on open futures contracts $ (72)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ —# $ — $ 133+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 19,382  ¤  ¤ $ 17,674^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $133 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,674.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Local Currency Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 330,785 $ — $ 330,785
Private Investment Company
2
— — — 207
Short-Term Investments 17,674 2,269 — 19,943
Options Purchased — 250 — 250
Total Securities 17,674 333,304 — 351,185
Swaps* — 283 — 283
Forward Currency Exchange
Contracts — 5,488 — 5,488
Futures Contracts* 7 — — 7
Total $ 17,681 $ 339,075 $ — $ 356,963
Liabilities
Swaps* $ — $ 626 $ — $ 626
Forward Currency Exchange
Contracts — 4,082 — 4,082
Futures Contracts* 427 — — 427
Total $ 427 $ 4,708 $ — $ 5,135
1
Includes Corporate Bonds, Government Bonds and U.S. Treasury Obligations.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per unit (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F192-054Q1 03/23